Quarterly Holdings Report
for
Fidelity Sustainable Low Duration Bond Fund
May 31, 2022
SLD-NPRT3-0722
1.9904904.100
Nonconvertible Bonds - 71.3%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.4%
AT&T, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.640% 1.1138% 3/25/24 (b)(c)	25,000	24,903
Media - 0.4%
Discovery Communications LLC 2.95% 3/20/23	25,000	24,964
TOTAL COMMUNICATION SERVICES		49,867
CONSUMER DISCRETIONARY - 3.7%
Automobiles - 1.6%
American Honda Finance Corp. 0.4% 10/21/22	50,000	49,741
General Motors Financial Co., Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.760% 1.1591% 3/8/24 (b)(c)	50,000	49,132
		98,873
Hotels, Restaurants & Leisure - 0.4%
Starbucks Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.000% 1.2054% 2/14/24 (b)(c)	25,000	25,007
Specialty Retail - 1.7%
AutoZone, Inc. 3.125% 7/15/23	25,000	25,078
The Home Depot, Inc. 2.7% 4/1/23	75,000	75,244
		100,322
TOTAL CONSUMER DISCRETIONARY		224,202
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
Conagra Brands, Inc. 3.2% 1/25/23	25,000	25,083
ENERGY - 3.4%
Oil, Gas & Consumable Fuels - 3.4%
Canadian Natural Resources Ltd. 2.95% 1/15/23	25,000	25,039
Chevron Corp. 1.141% 5/11/23	50,000	49,411
Enbridge, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.400% 1.1851% 2/17/23 (b)(c)	80,000	79,827
MPLX LP 3.375% 3/15/23	50,000	50,219
		204,496
FINANCIALS - 42.7%
Banks - 24.9%
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.730% 1.3826% 10/24/24 (b)(c)	75,000	74,698
3.3% 1/11/23	75,000	75,514
Bank of Montreal U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.460% 0.9907% 1/10/25 (b)(c)	108,000	106,499
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.280% 0.7485% 6/23/23 (b)(c)	50,000	49,892
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.380% 1.0475% 7/31/24 (b)(c)	50,000	49,506
1.95% 2/1/23	50,000	49,826
BNP Paribas SA 3.25% 3/3/23	108,000	108,444
Canadian Imperial Bank of Commerce U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.800% 1.2679% 3/17/23 (b)(c)	105,000	105,130
Citigroup, Inc. 3.375% 3/1/23	108,000	108,635
Fifth Third Bancorp 1.625% 5/5/23	83,000	82,405
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 1.230% 2.414% 10/24/23 (b)(c)	75,000	75,165
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.580% 1.0238% 3/16/24 (b)(c)	75,000	74,677
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.740% 1.2443% 3/2/23 (b)(c)	75,000	75,198
3.455% 3/2/23	75,000	75,498
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.340% 0.8577% 10/7/24 (b)(c)	50,000	49,579
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.360% 1.0275% 7/29/24 (b)(c)	50,000	49,570
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.450% 1.0666% 10/26/23 (b)(c)	50,000	49,922
The Toronto-Dominion Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.350% 0.7463% 3/4/24 (b)(c)	50,000	49,696
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.480% 1.1255% 1/27/23 (b)(c)	50,000	50,000
0.75% 6/12/23	50,000	49,105
Wells Fargo & Co. 1.654% 6/2/24 (b)	108,000	106,568
		1,515,527
Capital Markets - 7.4%
Bank of New York Mellon Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.200% 0.8077% 10/25/24 (b)(c)	50,000	49,426
2.95% 1/29/23	75,000	75,299
Goldman Sachs Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.390% 1.8192% 3/15/24 (b)(c)	75,000	75,453
3.2% 2/23/23	75,000	75,333
Moody's Corp. 2.625% 1/15/23	25,000	25,011
Morgan Stanley:
3 month U.S. LIBOR + 1.400% 2.584% 10/24/23 (b)(c)	75,000	75,212
3.125% 1/23/23	75,000	75,448
		451,182
Consumer Finance - 7.1%
American Express Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.230% 0.9218% 11/3/23 (b)(c)	80,000	79,370
3.4% 2/27/23	75,000	75,597
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.350% 2.1354% 5/9/25 (b)(c)	15,000	15,009
2.6% 5/11/23	83,000	83,018
3.2% 1/30/23	25,000	25,136
John Deere Capital Corp. 2.7% 1/6/23	75,000	75,088
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.330% 0.8558% 1/11/24 (b)(c)	50,000	49,771
2.9% 3/30/23	25,000	25,064
		428,053
Diversified Financial Services - 0.4%
Equitable Holdings, Inc. 3.9% 4/20/23	25,000	25,203
Insurance - 2.9%
Equitable Financial Life Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.390% 0.9033% 4/6/23 (b)(c)(d)	75,000	74,865
Marsh & McLennan Companies, Inc. 3.3% 3/14/23	50,000	50,248
New York Life Global Funding 1.1% 5/5/23 (d)	50,000	49,284
		174,397
TOTAL FINANCIALS		2,594,362
HEALTH CARE - 4.1%
Biotechnology - 0.4%
AbbVie, Inc. 2.85% 5/14/23	25,000	25,071
Health Care Providers & Services - 2.5%
Anthem, Inc. 0.45% 3/15/23	25,000	24,524
Cigna Corp. 3.75% 7/15/23	25,000	25,251
Humana, Inc. 2.9% 12/15/22	25,000	25,059
UnitedHealth Group, Inc. 2.875% 3/15/23	75,000	75,420
		150,254
Pharmaceuticals - 1.2%
Bristol-Myers Squibb Co. 3.25% 2/20/23	75,000	75,825
TOTAL HEALTH CARE		251,150
INDUSTRIALS - 2.1%
Machinery - 1.3%
Caterpillar Financial Services Corp. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.270% 0.6946% 9/13/24 (b)(c)	75,000	74,548
Trading Companies & Distributors - 0.8%
Air Lease Corp. 2.75% 1/15/23	50,000	49,911
TOTAL INDUSTRIALS		124,459
INFORMATION TECHNOLOGY - 2.1%
Electronic Equipment & Components - 0.4%
Dell International LLC/EMC Corp. 5.45% 6/15/23	25,000	25,494
Semiconductors & Semiconductor Equipment - 0.8%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.746% 10/1/24 (b)(c)	50,000	49,604
Software - 0.9%
Microsoft Corp. 2.375% 5/1/23	50,000	50,081
TOTAL INFORMATION TECHNOLOGY		125,179
MATERIALS - 0.4%
Chemicals - 0.4%
International Flavors & Fragrances, Inc. 0.697% 9/15/22 (d)	25,000	24,872
REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.5%
ERP Operating LP 3% 4/15/23	50,000	50,069
Simon Property Group LP U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.000% 1.0595% 1/11/24 (b)(c)	105,000	104,288
		154,357
UTILITIES - 9.1%
Electric Utilities - 8.3%
Duke Energy Carolinas LLC 3.05% 3/15/23	75,000	75,426
Duke Energy Corp. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.6657% 6/10/23 (b)(c)	25,000	24,910
Edison International 2.95% 3/15/23	25,000	24,953
Eversource Energy U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.250% 1.0354% 8/15/23 (b)(c)	50,000	49,873
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.300% 0.7768% 6/28/24 (b)(c)	80,000	79,072
NextEra Energy Capital Holdings, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.400% 1.0918% 11/3/23 (b)(c)	50,000	49,677
Southern California Edison Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.830% 1.326% 4/1/24 (b)(c)	75,000	74,741
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.470% 1.2508% 12/2/22 (b)(c)	50,000	49,954
Southern Co. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.370% 1.1542% 5/10/23 (b)(c)	25,000	24,890
Virginia Electric & Power Co. 2.75% 3/15/23	50,000	50,104
		503,600
Gas Utilities - 0.8%
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 1.1529% 9/14/23 (b)(c)	50,000	49,748
TOTAL UTILITIES		553,348
TOTAL NONCONVERTIBLE BONDS (Cost $4,341,390)		4,331,375

U.S. Treasury Obligations - 24.6%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.74% to 1.28% 7/14/22 to 10/13/22	1,000,000	997,273
U.S. Treasury Notes 1.875% 8/31/22	500,000	500,871
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,498,384)		1,498,144

Asset-Backed Securities - 1.0%
	Principal Amount (a)	Value ($)
BMW Vehicle Owner Trust Series 2022-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.950% 1.3% 12/26/24 (b)(c)	23,000	22,971
CarMax Auto Owner Trust Series 2022-2 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.600% 0.9987% 5/15/25 (b)(c)	8,000	7,974
Ford Credit Auto Lease Trust Series 2022-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.600% 0.9987% 10/15/24 (b)(c)	8,000	7,973
GM Financial Automobile Leasing Trust Series 2022-2 Class A2, 2.93% 10/21/24	10,000	9,983
World Omni Auto Receivables Trust Series 2022-B, Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.050% 0% 10/15/25 (b)(c)	13,000	12,995
TOTAL ASSET-BACKED SECURITIES (Cost $62,000)		61,896

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (e) (Cost $118,202)	118,179	118,202

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $6,019,976)	6,009,617
NET OTHER ASSETS (LIABILITIES) - 1.1%	69,483
NET ASSETS - 100.0%	6,079,100

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $149,021 or 2.5% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	-	5,913,859	5,795,657	414	-	-	118,202	0.0%
Total	-	5,913,859	5,795,657	414	-	-	118,202

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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